Stockholder's Equity (Details)	3 Months Ended	12 Months Ended
	Mar. 31, 2022 $ / shares shares	Dec. 31, 2021 $ / shares shares	Dec. 31, 2020 $ / shares shares
Stockholder's Equity (Details) [Line Items]
Preferred stock, shares authorized	1,000,000	1,000,000	1,000,000
Preferred Stock, Par or Stated Value Per Share (in Dollars per share) | $ / shares	$ 0.0001	$ 0.0001	$ 0.0001
Converted basis percentage of common stock	20.00%	20.00%
Description of public warrants for redemption	Once the warrants become exercisable, the Company may redeem the Public Warrants:• in whole and not in part;• at a price of $0.01 per warrant;• upon not less than 30 days’ prior written notice of redemption given after the warrants become exercisable; and• if, and only if, the reported last sale price of the Company’s Class A common stock equals or exceeds $18.00 per share for any 20 trading days within a 30-trading day period commencing once the warrants become exercisable and ending three business days before the Company sends the notice of redemption to the warrant holders.	Once the warrants become exercisable, the Company may redeem the Public Warrants:• in whole and not in part;• at a price of $0.01 per warrant;• upon not less than 30 days’ prior written notice of redemption given after the warrants become exercisable; and• if, and only if, the reported last sale price of the Company’s Class A common stock equals or exceeds $18.00 per share for any 20 trading days within a 30-trading day period commencing once the warrants become exercisable and ending three business days before the Company sends the notice of redemption to the warrant holders.
Business combination, description	In addition, if (x) the Company issues additional shares of Class A common stock or equity-linked securities for capital raising purposes in connection with the closing of a Business Combination at an issue price or effective issue price of less than $9.20 per share of Class A common stock (with such issue price or effective issue price to be determined in good faith by the Company’s board of directors and, in the case of any such issuance to the Sponsor or its affiliates, without taking into account any Founder Shares held by the Sponsor or such affiliates, as applicable, prior to such issuance) (the “Newly Issued Price”), (y) the aggregate gross proceeds from such issuances represent more than 60% of the total equity proceeds, and interest thereon, available for the funding of a Business Combination on the date of the consummation of a Business Combination (net of redemptions), and (z) the volume weighted average trading price of the shares of Class A common stock during the 20 trading day period starting on the trading day prior to the day on which the Company consummates a Business Combination (such price, the “Market Value”) is below $9.20 per share, the exercise price of the warrants will be adjusted (to the nearest cent) to be equal to 115% of the higher of the Market Value and the Newly Issued Price, and the $18.00 per share redemption trigger price will be adjusted (to the nearest cent) to be equal to 180% of the higher of the Market Value and the Newly Issued Price.	In addition, if (x) the Company issues additional shares of Class A common stock or equity-linked securities for capital raising purposes in connection with the closing of a Business Combination at an issue price or effective issue price of less than $9.20 per share of Class A common stock (with such issue price or effective issue price to be determined in good faith by the Company’s board of directors and, in the case of any such issuance to the Sponsor or its affiliates, without taking into account any Founder Shares held by the Sponsor or such affiliates, as applicable, prior to such issuance) (the “Newly Issued Price”), (y) the aggregate gross proceeds from such issuances represent more than 60% of the total equity proceeds, and interest thereon, available for the funding of a Business Combination on the date of the consummation of a Business Combination (net of redemptions), and (z) the volume weighted average trading price of the shares of Class A common stock during the 20 trading day period starting on the trading day prior to the day on which the Company consummates a Business Combination (such price, the “Market Value”) is below $9.20 per share, the exercise price of the warrants will be adjusted (to the nearest cent) to be equal to 115% of the higher of the Market Value and the Newly Issued Price, and the $18.00 per share redemption trigger price will be adjusted (to the nearest cent) to be equal to 180% of the higher of the Market Value and the Newly Issued Price.
Class A Common Stock [Member]
Stockholder's Equity (Details) [Line Items]
Common Stock, Shares Authorized	36,000,000	43,000,000	43,000,000
Common Stock, Par or Stated Value Per Share (in Dollars per share) | $ / shares	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares outstanding	632,500	632,500	632,500
Common stock subject to possible redemption	20,125,000	20,125,000
Number of vote for each share	1
Common Stock, Shares, Issued	632,500	632,500	632,500
Common Class B [Member]
Stockholder's Equity (Details) [Line Items]
Common Stock, Shares Authorized	7,000,000	7,000,000	7,000,000
Common Stock, Par or Stated Value Per Share (in Dollars per share) | $ / shares	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares outstanding	5,031,250	5,031,250	5,031,250
Number of vote for each share	1
Common Stock, Shares, Issued	5,031,250	5,031,250	5,031,250